Expense Example - FPA New Income Fund	Jan. 26, 2026 USD ($)
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	175
Expense Example, with Redemption, 5 Years	315
Expense Example, with Redemption, 10 Years	725
Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	$ 934